UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/20

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Municipal
Securities Trust
November 30, 2020
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Franklin California High Yield Municipal Fund Franklin Tennessee Municipal Bond Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report
1
Shareholder Letter
Dear Shareholder:
During the six months ended November 30, 2020, reported
first- and second-quarter 2020 data indicated the U.S.
economy contracted in response to the novel coronavirus
(COVID-19) pandemic. In 2020’s third quarter, the economy
recovered substantially based on increased business and
residential investment and consumer spending. Before the
reporting period, the U.S. Federal Reserve, in its efforts
to support U.S. economic activity, lowered the federal
funds rate twice in March 2020 and implemented broad
quantitative easing measures to support credit markets.
During the reporting period, the Federal Reserve held its
key rate unchanged at 0.25%, but it continued quantitative
easing and adjusted its policy in August 2020 to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
During the six-month period, municipal bonds posted positive total returns as investors were attracted to tax-free income in a low interest-rate environment. Factors contributing to
this positive investment environment for municipals included relatively low inflation, interest-rate stability and recent actions by the Federal Reserve to support the municipal
bond market.
On July 1, 2020, we appointed Ben Barber as senior vice
president and director of our municipal bond department,
and we are pleased that he has rejoined Franklin. Ben most
recently served as co-head of municipal bonds at Goldman
Sachs Asset Management. Ben started his career of over
28 years of municipal bond investing at Franklin in 1991,
working with several current investment team members
through 1999, when he joined Goldman Sachs.
Franklin Municipal Securities Trust’s semiannual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
may know, all securities markets fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Municipal Securities Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of November
30, 2020 , unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

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Semiannual Report

Contents
Semiannual Report
Municipal Bond Market Overview 3
Franklin California High Yield Municipal Fund 4
Franklin Tennessee Municipal Bond Fund 9
Financial Highlights and Statements of Investments 14
Financial Statements 43
Notes to Financial Statements 47
Shareholder Information 57
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMIANNUAL REPORT
Municipal Bond Market Overview
During the six months ended November 30, 2020, technical
conditions in the municipal (muni) bond market and reduced
political uncertainty supported valuations in the sector.
Ratios of muni bond versus U.S. Treasury (UST) yields
have improved significantly since the market dislocations
seen in March 2020 and are approaching levels last seen
at the beginning of the year. The muni bond market has
experienced continual inflows of money into retail vehicles
with low net supply of tax-exempt bonds. Issuers have
increasingly turned to the taxable muni bond market to
refund tax-exempt debt and new issuance. These taxable
structures provide low all-in borrowing costs and, in some
instances, reduced covenants. With the probability of a
contested U.S. presidential election diminishing, in our view, additional federal fiscal stimulus appears increasingly likely to us. The final makeup of the U.S. Senate will be decided
by January runoff elections in the state of Georgia and will likely affect the size and composition of any supplemental
funds provided to muni bond issuers. For a number of state
and local governments, revenues have exceeded projections
as states reopened portions of their economies, but large
deficits are still anticipated. Additionally, rising new novel coronavirus (COVID-19) infection rates throughout the U.S.
have the potential to restrict additional economic activity as consumer sentiment waned toward the end of the period.
In the six-month period ending in November 2020, revenue
bonds outperformed general obligation securities and lower-
quality investment-grade issues outperformed their higher-
rated counterparts. Within the revenue bond segments,
hospital and leasing bonds were the best performers, while
resource recovery bonds had positive returns but lagged
other revenue segments.
The Investment Company Institute (ICI) reported net inflows
of approximately $5 billion into muni bond retail vehicles
in November 2020. For the six-month period, muni bond
retail vehicles saw approximately $48 billion of net inflows, according to the ICI.
U.S. fixed income sectors broadly underperformed relative
to equities during the period, as measured by the Standard
& Poor’s
®
500 Index (S&P 500
®
), which posted a +19.98%
total return for the period.
1
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +3.29% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-0.33% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +6.22% total return.
1
Although the muni bond market has seen a strong recovery
since March 2020, we believe robust technical support will
continue as funds flow into the market, with negative net
issuance supporting valuations. It is our view that, despite the ongoing pandemic and its resulting economic downturn,
a second market disruption related to COVID-19 is unlikely
to unfold in the muni bond market. Most municipalities were
in good financial shape entering the COVID-19 shock and
backed their muni bond borrowings with very high security.
Additionally, most governments with outstanding debt have a
large variety of revenue sources that enhance the likelihood of meeting their financial obligations.
The foregoing information reflects our analysis and opinions as of November 30, 2020. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
Franklin California High Yield Municipal Fund
This semiannual report for Franklin California High Yield
Municipal Fund covers the period ended November 30,
2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level
of income exempt from federal and California personal
income taxes by normally investing at least 80% of its
net assets in municipal securities in any rating category,
including securities rated below investment grade, that pay
interest free from such taxes.

Its secondary goal is capital
appreciation to the extent possible and consistent with its
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.81 on May 31, 2020, to $11.29
on November 30, 2020.

The Fund’s Class A shares paid
dividends totaling 17.6848 cents per share for the reporting period. The Performance Summary beginning on page 6
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 3.03%, based on
an annualization of November’s 2.9596 cents per share
monthly dividend and the maximum offering price of $11.73
on November 30, 2020. An investor in the 2020 maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax)
would need to earn a distribution rate of 6.46% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
California’s large, diverse economy was hindered by the
COVID-19 pandemic during the six-month period. The
state’s unemployment rate of 16.4% in May 2020 decreased
to 8.2% by November as its economy began to recover,
exceeding the 6.7% national rate at period-end.

The
state’s enacted FY 2020 budget increased spending while
maintaining strong reserves, but revenues declined amid the
pandemic. Further revenue declines projected for FY 2021
were offset by use of reserves, education spending cuts,
suspension of certain business tax breaks, and increased
federal Medicaid reimbursement and COVID-19 aid.
California’s net tax-supported debt was $2,147 per capita
and 3.2% of personal income, compared with the $1,071
and 2.0% national medians, respectively.

Independent credit
rating agency Standard & Poor’s (S&P) affirmed California’s
general obligations bonds rating of AA- with a stable
outlook.
5
The rating reflected S&P’s view of the state’s strong
economy, increased reserves and strong overall liquidity
going into the current recession, as well as the state’s
moderately high but stable debt ratios. S&P noted
Credit Quality Composition
*
11/30/20
Ratings
% of Total
Investments
AAA 1.63%
AA 15.49%
A 17.12%
BBB 18.09%
Below Investment Grade 9.27%
Refunded 4.86%
Not Rated 33.54%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
19
.

Franklin California High Yield Municipal Fund

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Semiannual Report
challenges, including projected multiyear declines in tax
revenue due to the current recession, high housing costs
and social service spending relative to other states, difficult-
to-forecast revenues and minimal prefunding of retiree health care benefits.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that have an average weighted maturity of 15 to
30 years with good call features. Based on the combination
of our value-oriented philosophy of investing primarily for
income and a positively sloping municipal yield curve, in
which interest rates for longer-term bonds are higher than
those for shorter-term bonds, we favored the use of longer-
term bonds. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California High Yield Municipal Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
11/30/20
% of Total
Investments*
Tax-Supported 24.75%
Transportation 16.70%
Other Revenue 10.60%
General Obligation 10.45%
Hospital & Health Care 9.09%
Housing 8.41%
Refunded** 6.48%
Utilities 5.88%
Higher Education 4.14%
Subject to Government Appropriations 2.75%
Corporate-Backed 0.75%
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.

Performance Summary as November 30, 2020
Franklin California High Yield Municipal Fund

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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +6.11% +2.13%
1-Year +3.73% -0.16%
5-Year +25.32% +3.82%
10-Year +81.99% +5.77%
Advisor
6-Month +6.15% +6.15%
1-Year +3.89% +3.89%
5-Year +26.11% +4.75%
10-Year +83.99% +6.29%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield

A 3.03% 6.46% 2.06% 4.39%
Advisor 3.40% 7.25% 2.38% 5.07%
See page 7 for Performance Summary footnotes.

Franklin California High Yield Municipal Fund
Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal.
Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transporta-
tion. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–11/30/20)
Share Class
Net Investment
Income
A $0.176848
A1 $0.185221
C $0.154440
R6 $0.193027
Advisor $0.190922
Total Annual Operating Expenses
8
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin California High Yield Municipal Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/20
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,061.10 $4.10 $1,021.09 $4.02 0.80%
A1 $1,000 $1,062.00 $3.34 $1,021.83 $3.28 0.64%
C $1,000 $1,058.60 $6.15 $1,019.09 $6.03 1.20%
R6 $1,000 $1,062.60 $2.62 $1,022.53 $2.57 0.51%
Advisor $1,000 $1,061.50 $2.81 $1,022.34 $2.76 0.55%

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Semiannual Report
Franklin Tennessee Municipal Bond Fund
This semiannual report for Franklin Tennessee Municipal
Bond Fund covers the period ended November 30, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income exempt from federal
income taxes and from the personal income taxes for
resident shareholders of Tennessee to the extent consistent
with prudent investing and the preservation of shareholders’
capital, by normally investing at least 80% of its net assets in investment grade municipal securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.96 on May 31, 2020, to $11.11
on November 30, 2020.
2
The Fund’s Class A shares paid
dividends totaling 13.5367 cents per share for the reporting period. The Performance Summary beginning on page 11
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.25%, based on
an annualization of November’s 2.1674 cents per share
monthly dividend and the maximum offering price of $11.54
on November 30, 2020. An investor in the 2020 maximum
combined effective federal and Tennessee personal income
tax bracket of 41.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.87% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Tennessee’s economy was
negatively impacted by the novel coronavirus (COVID-19)
pandemic and related state measures to control its spread.
Tennessee’s unemployment rate began the period at
11.0% but decreased as the economy began to recover
and reached 5.3% by period-end, below the 6.7% national
rate.
3
Given the pandemic and the resulting slowdown
in tax revenue collections, lawmakers revised the fiscal
year (FY) 2021 budget. The revised budget called for
bolstering reserves and increasing spending on an
infrastructure fund that will allow cities and counties to use funds to address COVID-19 needs. The revised budget
will also reduce education and mental health funding.
In November, the governor asked state departments to
further cut expenditures for FY 2021. Tennessee’s net tax-
supported debt was relatively low at $292 per capita and
0.6% of personal income, compared with the $1,071 and
2.0% national medians, respectively.
4
During the period,
independent credit rating agency Moody's Investors Service
maintained the state’s general obligations bonds’ Aaa rating with a stable outlook.
5
The rating reflected Moody’s view of
Credit Quality Composition
*
11/30/20
Ratings
% of Total
Investments
AAA 5.17%
AA 58.93%
A 19.94%
BBB 6.79%
Below Investment Grade 0.37%
Refunded 7.27%
Not Rated 1.53%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
40
.

Franklin Tennessee Municipal Bond Fund

franklintempleton.com
Semiannual Report
the state’s conservative fiscal management, low debt levels, well-funded pension system, a growing and diversifying
economy and flexibility to adjust retiree healthcare benefits.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that have an average weighted maturity of 15 to
30 years with good call features. Based on the combination
of our value-oriented philosophy of investing primarily for
income and a positively sloping municipal yield curve, in
which interest rates for longer-term bonds are higher than
those for shorter-term bonds, we favored the use of longer-
term bonds. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
Tennessee Municipal Bond Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
11/30/20
% of Total
Investments*
Utilities 31.60%
Hospital & Health Care 18.45%
General Obligation 15.02%
Higher Education 11.77%
Refunded** 7.27%
Housing 6.81%
Transportation 5.60%
Other Revenue 2.83%
Subject to Government Appropriations 0.65%
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.

Performance Summary as of November 30, 2020
Franklin Tennessee Municipal Bond Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.62% -1.23%
1-Year +3.52% -0.36%
5-Year +14.42% +1.95%
10-Year +39.50% +2.99%
Advisor
5
6-Month +2.84% +2.84%
1-Year +3.87% +3.87%
5-Year +15.40% +2.91%
10-Year +40.60% +3.47%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.25% 3.87% 0.95% 1.63%
Advisor 2.59% 4.45% 1.23% 2.11%
See page 12 for Performance Summary footnotes.

Franklin Tennessee Municipal Bond Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/20.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Tennessee state personal income tax rate of 41.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/20–11/30/20)
Share Class
Net Investment
Income
A $0.135367
A1 $0.143742
R6 $0.151210
Advisor $0.149349
Total Annual Operating Expenses
9
Share Class
A 0.93%
Advisor 0.68%

Your Fund’s Expenses
Franklin Tennessee Municipal Bond Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/20
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
Ending
Account
Value 11/30/20
Expenses
Paid During
Period
6/1/20–11/30/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,026.20 $4.74 $1,020.39 $4.73 0.93%
A1 $1,000 $1,027.90 $3.99 $1,021.13 $3.98 0.78%
R6 $1,000 $1,027.60 $3.31 $1,021.81 $3.30 0.65%
Advisor $1,000 $1,028.40 $3.48 $1,021.64 $3.47 0.68%

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended
May 31, 2020
Year Ended
May 31, 2019
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.81 $11.10 $10.70
Income from investment operations
b
:
Net investment income
c
.................................................. 0.17 0.34 0.27
Net realized and unrealized gains (losses) .................................... 0.49 (0.29) 0.41
Total from investment operations ............................................. 0.66 0.05 0.68
Less distributions from:
Net investment income ................................................... (0.18) (0.34) (0.28)
Net asset value, end of period ............................................... $11.29 $10.81 $11.10
Total return
d
............................................................ 6.11% 0.43% 6.56%
Ratios to average net assets
e
Expenses
f
.............................................................. 0.80% 0.80% 0.83%
Net investment income .................................................... 3.12% 3.10% 3.55%
Supplemental data
Net assets, end of period (000’s) ............................................. $527,111 $425,757 $244,196
Portfolio turnover rate ..................................................... 4.20% 23.29% 13.91%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.79 $11.08 $10.70 $10.89 $11.10 $10.65
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.36 0.40 0.39 0.40 0.41
Net realized and unrealized gains (losses) 0.49 (0.29) 0.39 (0.19) (0.22) 0.46
Total from investment operations ........ 0.67 0.07 0.79 0.20 0.18 0.87
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.41) (0.39) (0.39) (0.42)
Net asset value, end of period .......... $11.27 $10.79 $11.08 $10.70 $10.89 $11.10
Total return
c
....................... 6.20% 0.58% 7.56% 1.92% 1.71% 8.37%
Ratios to average net assets
d
Expenses ......................... 0.64%
e
0.65%
e
0.68%
e
0.66% 0.63% 0.65%
Net investment income ............... 3.28% 3.25% 3.70% 3.63% 3.66% 3.83%
Supplemental data
Net assets, end of period (000’s) ........ $1,256,173 $1,282,022 $1,386,291 $1,378,169 $1,377,514 $1,442,703
Portfolio turnover rate ................ 4.20% 23.29% 13.91% 11.08% 19.73% 12.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.87 $11.17 $10.78 $10.97 $11.17 $10.72
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.30 0.34 0.33 0.34 0.36
Net realized and unrealized gains (losses) 0.48 (0.30) 0.40 (0.19) (0.21) 0.45
Total from investment operations ........ 0.63 — 0.74 0.14 0.13 0.81
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.35) (0.33) (0.33) (0.36)
Net asset value, end of period .......... $11.35 $10.87 $11.17 $10.78 $10.97 $11.17
Total return
c
....................... 5.87% (0.04)% 7.01% 1.34% 1.22% 7.73%
Ratios to average net assets
d
Expenses ......................... 1.20%
e
1.20%
e
1.23%
e
1.21% 1.18% 1.20%
Net investment income ............... 2.72% 2.70% 3.15% 3.08% 3.11% 3.28%
Supplemental data
Net assets, end of period (000’s) ........ $230,938 $253,579 $272,186 $327,022 $358,308 $377,550
Portfolio turnover rate ................ 4.20% 23.29% 13.91% 11.08% 19.73% 12.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2018
a
2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.82 $11.12 $10.74 $10.88
Income from investment operations
b
:
Net investment income
c
...................................... 0.19 0.38 0.41 0.35
Net realized and unrealized gains (losses) ........................ 0.48 (0.30) 0.39 (0.15)
Total from investment operations ................................. 0.67 0.08 0.80 0.20
Less distributions from:
Net investment income ....................................... (0.19) (0.38) (0.42) (0.34)
Net asset value, end of period ................................... $11.30 $10.82 $11.12 $10.74
Total return
d
................................................ 6.26% 0.63% 7.66% 1.84%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction . 0.52% 0.52% 0.57% 0.55%
Expenses net of waiver and payments by affiliates and expense reduction .. 0.51%
f
0.51%
f
0.55%
f
0.53%
Net investment income ........................................ 3.41% 3.39% 3.83% 3.76%
Supplemental data
Net assets, end of period (000’s) ................................. $28,726 $26,741 $21,214 $13,004
Portfolio turnover rate ......................................... 4.20% 23.29% 13.91% 11.08%
a
For the period August 1, 2017 (effective date) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.82 $11.11 $10.73 $10.91 $11.12 $10.67
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.37 0.41 0.40 0.41 0.43
Net realized and unrealized gains (losses) 0.47 (0.29) 0.39 (0.18) (0.22) 0.45
Total from investment operations ........ 0.66 0.08 0.08 0.22 0.19 0.88
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.42) (0.40) (0.40) (0.43)
Net asset value, end of period .......... $11.29 $10.82 $11.11 $10.73 $10.91 $11.12
Total return
c
....................... 6.15% 0.68% 7.64% 2.10% 1.80% 8.46%
Ratios to average net assets
d
Expenses ......................... 0.55%
e
0.55%
e
0.58%
e
0.56% 0.53% 0.55%
Net investment income ............... 3.37% 3.35% 3.80% 3.73% 3.76% 3.93%
Supplemental data
Net assets, end of period (000’s) ........ $994,145 $903,694 $889,990 $748,355 $720,890 $635,463
Portfolio turnover rate ................ 4.20% 23.29% 13.91% 11.08% 19.73% 12.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Statement of Investments (unaudited), November 30, 2020
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 1.3%
Diversified Financial Services 1.3%
a,b
FHLMC, Multi-family ,
2019-ML06, XCA, IO, FRN, 1.106%, 7/25/35 ............................. $ 139,787,053 $ 13,193,438
c
2020-ML07, XCA, IO, 144A, FRN, 2.132%, 1/25/37 ........................ 125,058,000 25,514,333
38,707,771
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $38,918,305) ................
38,707,771
Municipal Bonds 96.9%
California 91.2%
ABAG Finance Authority for Nonprofit Corp. , Covia Communities Obligated Group ,
Revenue , 2011 , Refunding , 6.125% , 7/01/41 ............................. 7,500,000 7,609,125
Alameda Community Facilities District , Special Tax , 2016 , 5% , 9/01/46 ...........
1,400,000 1,553,496
Artesia Redevelopment Agency Successor Agency ,
Tax Allocation, 2007, 5.5%, 6/01/42 .................................... 6,355,000 6,369,807
Tax Allocation, 2007, 5.7%, 6/01/42 .................................... 2,695,000 2,701,818
Tax Allocation, 2009, 7.7%, 6/01/46 .................................... 3,075,000 3,088,438
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn ., 8/01/42 ..................................................... 10,000,000 2,740,200
Bay Area Toll Authority , Revenue , 2013 S-4 , Pre-Refunded , 5.25% , 4/01/53 ........
15,000,000 16,767,900
Beaumont Unified School District , GO , 2011C , Pre-Refunded , AGMC Insured , 6% ,
8/01/41 ......................................................... 1,925,000 1,999,959
California Community College Financing Authority , NCCD-Orange Coast Properties
LLC , Revenue , 2018 , 5.25% , 5/01/53 ................................... 6,250,000 6,306,187
c
California Community Housing Agency ,
Revenue, 144A, 2019 A, 5%, 4/01/49 ................................... 27,050,000 30,338,739
Revenue, 144A, 2019 A, 5%, 8/01/49 ................................... 23,000,000 25,540,120
Revenue, 144A, 2020 A, 5%, 2/01/50 ................................... 41,525,000 47,007,546
Catalyst Housing Group LLC, Revenue, 144A, 2020A, 5%, 8/01/50 ............ 7,500,000 8,536,050
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 1.75%, 6/01/30 ........................... 1,000,000 1,033,700
Revenue, 2020 B-2, Refunding, Zero Cpn ., 6/01/55 ........................ 83,010,000 15,281,311
d
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn .,
6/01/55 ........................................................ 13,420,000 3,251,532
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 3,412,110
Sonoma County Securitization Corp., Revenue, 2020 B 2, Refunding, Zero Cpn .,
6/01/55 ........................................................ 10,000,000 2,262,800
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/37 ........ 1,265,000 1,509,449
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/38 ........ 1,125,000 1,339,155
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/44 ........ 1,610,000 1,890,864
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/48 ........ 9,000,000 10,523,160
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,751,450
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 10,000,000 16,641,600
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/42 .............. 8,500,000 9,730,630
University of San Francisco, Revenue, 2011, Pre-Refunded, 6.125%, 10/01/36 .... 2,000,000 2,097,267
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,527,280
California Health Facilities Financing Authority ,
Revenue, 2016B, Pre-Refunded, 5%, 11/15/46 ............................ 10,985,000 13,976,764
Revenue, 2016B, Refunding, 5%, 11/15/46 ............................... 15,940,000 18,940,227
Adventist Health System/West Obligated Group, Revenue, 2016A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 9,088,607
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/45 .............................................. 4,500,000 5,248,845
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 3,661,470

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... $ 6,500,000 $ 7,268,105
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,914,900
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014A, 5%, 8/15/43 .............................................. 7,160,000 7,978,245
California Housing Finance , Revenue , 2019-2 , A , 4% , 3/20/33 ..................
55,225 61,606
c
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley and Northern Nevada, Inc., Revenue,
144A, 2016A, 5%, 1/01/47 ......................................... 10,360,000 9,310,843
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 2,405,018
California Municipal Finance Authority ,
Special Tax, 2020 B, 4%, 9/01/43 ...................................... 1,140,000 1,230,026
Special Tax, 2020 B, 4%, 9/01/50 ...................................... 1,600,000 1,709,232
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 1,172,944
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 2,207,705
American Heritage Education Foundation, Revenue, 2016A, Refunding, 5%, 6/01/36 3,000,000 3,399,990
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,272,227
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,147,670
Bowles Hall Foundation, Revenue, 2015A, 5%, 6/01/35 ..................... 600,000 641,178
Bowles Hall Foundation, Revenue, 2015A, 5%, 6/01/50 ..................... 3,250,000 3,421,243
c
California Baptist University, Revenue, 144A, 2015A, 5.375%, 11/01/40 ......... 5,000,000 5,398,650
c
California Baptist University, Revenue, 144A, 2015A, 5.5%, 11/01/45 ........... 10,000,000 10,778,400
c
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,694,525
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014A, 5%, 8/15/30 ..... 1,000,000 1,116,390
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014A, 5.25%, 8/15/39 ... 1,200,000 1,326,720
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014A, 5.25%, 8/15/49 ... 3,500,000 3,840,830
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,740,900
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,721,070
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 11,150,375
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,266,630
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,250,000 4,719,030
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 2,074,256
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/40 ............................................ 5,000,000 5,586,950
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 10,956,300
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,966,877
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 528,451
c
Creative Center of Los Altos (The), Revenue, 144A, 2016B, 4%, 11/01/36 ........ 1,395,000 1,386,839
c
Creative Center of Los Altos (The), Revenue, 144A, 2016B, 4.5%, 11/01/46 ...... 1,600,000 1,609,024
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,582,203
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 7,647,496
Developmental Services Support Foundation for Kern Inyo and Mono Counties,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................. 3,895,000 4,726,466
Eisenhower Medical Center, Revenue, 2017A, Refunding, 5%, 7/01/37 .......... 2,625,000 3,053,479
HumanGood California Obligated Group, Revenue, 2019A, Refunding, 5%, 10/01/44 12,885,000 14,948,146
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 11,737,674
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,480,000 2,678,450
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,956,041
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 20,665,000 24,247,071
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 6,617,803
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 15,500,000 18,085,710
Literacy First Charter School Issuer LLC, Revenue, 2019A, 5%, 12/01/39 ........ 1,145,000 1,360,340
Literacy First Charter School Issuer LLC, Revenue, 2019A, 5%, 12/01/49 ........ 2,775,000 3,244,114

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... $ 1,100,000 $ 1,208,834
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,140,352
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,418,860
c
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 596,326
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016A, 5%, 7/01/31 ... 1,000,000 1,111,820
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016A, 5%, 7/01/36 ... 2,750,000 3,012,845
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016A, 5%, 7/01/41 ... 1,750,000 1,898,592
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018A, 3.875%, 7/01/28 1,345,000 1,412,842
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018A, 5%, 7/01/38 ... 1,100,000 1,232,319
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018A, 5%, 7/01/49 ... 3,600,000 3,959,244
ROP WMCC LLC, Revenue, 2013A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,154,820
ROP WMCC LLC, Revenue, 2013A, Pre-Refunded, 6%, 11/15/48 ............. 4,000,000 4,658,160
c
Santa Rosa Academy, Revenue, 144A, 2015, 5.125%, 7/01/35 ................ 450,000 485,032
c
Santa Rosa Academy, Revenue, 144A, 2015, 5.375%, 7/01/45 ................ 1,400,000 1,502,816
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,426,313
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,692,720
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/43 .............. 5,000,000 5,960,150
c
California Pollution Control Financing Authority ,
e
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 2,275,000
e
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 8,450,000
e
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 7,475,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 4,050,135
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 19,965,000 20,943,085
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 3,750,000 3,719,363
California Public Finance Authority ,
c,d
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,066,793
Henry Mayo Newhall Memorial Hospital, Revenue, 2017, Refunding, 5%, 10/15/37 . 1,100,000 1,257,487
Henry Mayo Newhall Memorial Hospital, Revenue, 2017, Refunding, 5%, 10/15/47 . 5,000,000 5,582,750
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/27 .................................................... 1,685,000 1,415,400
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/32 .................................................... 4,030,000 3,385,200
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/37 .................................................... 5,370,000 4,510,800
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/47 .................................................... 16,110,000 13,532,400
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016C, 5%,
7/01/46 ........................................................ 10,000,000 11,313,000
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,147,930
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,243,440
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Refunding, 5%,
8/01/41 ........................................................ 2,200,000 2,500,432
c
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,687,762
c
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 6,294,420
c
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 571,935
c
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 4,035,599
c
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 1,076,860
c
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,833,257

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... $ 225,000 $ 248,434
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,392,772
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/58 ........... 1,000,000 1,086,230
c
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 4,000,000 4,470,960
c
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 3,800,000 4,225,144
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 8/01/35 .. 2,525,000 2,833,378
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 8/01/45 .. 3,500,000 3,867,710
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,186,320
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 2,034,375
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 7/01/35 . 1,200,000 1,370,136
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 7/01/45 . 1,675,000 1,883,671
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017A, 5%, 7/01/47 . 1,500,000 1,750,425
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,233,900
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 3,984,552
c
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,200,224
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 2,000,000 2,210,340
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,156,620
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 2,094,073
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,416,809
c
Rocketship Education Obligated Group, Revenue, 144A, 2017A, 5%, 6/01/34 ..... 750,000 829,102
c
Rocketship Education Obligated Group, Revenue, 144A, 2017A, 5.125%, 6/01/47 . 845,000 920,180
c
Rocketship Education Obligated Group, Revenue, 144A, 2017A, 5.25%, 6/01/52 .. 980,000 1,070,718
c
Rocketship Education Obligated Group, Revenue, 144A, 2017G, 5%, 6/01/30 .... 315,000 358,716
c
Rocketship Education Obligated Group, Revenue, 144A, 2017G, 5%, 6/01/37 .... 360,000 401,317
c
Rocketship Education Obligated Group, Revenue, 144A, 2017G, 5%, 6/01/47 .... 1,720,000 1,885,533
c
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,702,035
California State Public Works Board ,
Revenue, 2011A, 5.125%, 10/01/31 .................................... 3,605,000 3,752,264
State of California Department of Corrections & Rehabilitation, Revenue, 2011C,
5.75%, 10/01/31 ................................................. 4,640,000 4,853,579
California State University , Revenue , 2015A , Refunding , 5% , 11/01/47 ............
14,980,000 17,721,340
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,402,937
Special Assessment, 2016A, 5%, 9/02/36 ................................ 1,035,000 1,174,000
Special Assessment, 2016A, 5%, 9/02/45 ................................ 2,250,000 2,516,715
Special Assessment, 2017A, 4%, 9/02/27 ................................ 1,775,000 1,899,924
Special Assessment, 2017A, 5%, 9/02/37 ................................ 1,975,000 2,229,084
Special Assessment, 2017A, 5%, 9/02/46 ................................ 2,460,000 2,729,468
Special Assessment, 2017B, 5%, 9/02/37 ................................ 3,260,000 3,783,458
Special Assessment, 2017B, 5%, 9/02/47 ................................ 2,520,000 2,880,662
Special Assessment, 2017C, 5%, 9/02/37 ................................ 4,790,000 5,530,055
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,550,803
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,750,000 4,352,700
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 3,268,088
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 5,490,818
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 5,339,359
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 6,000,000 7,118,520
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 7,658,299
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,241,451
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 998,393
Special Assessment, 2019A, 5%, 9/02/39 ................................ 1,600,000 1,905,376
Special Assessment, 2019A, 5%, 9/02/44 ................................ 940,000 1,108,006
Special Assessment, 2019A, 5%, 9/02/48 ................................ 945,000 1,108,145

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment, 2020 A, 5%, 9/02/40 ............................... $ 1,250,000 $ 1,465,138
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 947,547
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,150,640
d
Special Tax, 2020 B, 4%, 9/02/40 ...................................... 1,125,000 1,212,064
d
Special Tax, 2020 B, 4%, 9/02/50 ...................................... 1,370,000 1,448,227
Aldersly Obligated Group, Revenue, 2015A, Refunding, 5%, 5/15/32 ........... 750,000 810,780
Aldersly Obligated Group, Revenue, 2015A, Refunding, 5%, 5/15/40 ........... 1,010,000 1,077,094
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,261,620
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 4,243,768
California Baptist University, Revenue, 2011A, Pre-Refunded, 7.25%, 11/01/31 .... 1,250,000 1,328,863
California Baptist University, Revenue, 2011A, Pre-Refunded, 7.5%, 11/01/41 ..... 2,750,000 2,929,768
California Baptist University, Revenue, 2014A, 5.125%, 11/01/23 .............. 410,000 429,795
California Baptist University, Revenue, 2014A, 6.125%, 11/01/33 .............. 1,565,000 1,713,722
California Baptist University, Revenue, 2014A, 6.375%, 11/01/43 .............. 4,035,000 4,397,666
c
California Baptist University, Revenue, 144A, 2017A, Refunding, 5%, 11/01/32 .... 1,135,000 1,252,643
c
California Baptist University, Revenue, 144A, 2017A, Refunding, 5%, 11/01/41 .... 1,875,000 2,018,888
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,653,015
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 791,409
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue,
2014B, Refunding, 5%, 7/01/44 ...................................... 4,450,000 5,003,135
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/43 .................................................... 1,000,000 1,209,880
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
4%, 7/01/48 .................................................... 6,000,000 6,718,260
Community Facilities District No. 2015-01, Special Tax, 2015 01, 4%, 9/01/40 ..... 700,000 768,404
Community Facilities District No. 2015-01, Special Tax, 2015 01, 4%, 9/01/50 ..... 1,335,000 1,440,091
Community Facilities District No. 2015-01, Special Tax, 2015 1, 4%, 9/01/50 ...... 1,725,000 1,917,648
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016A, Refunding, 5%, 9/01/36 ...................................... 1,000,000 1,125,120
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016A, Refunding, 5%, 9/01/45 ...................................... 1,500,000 1,665,720
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,429,942
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,292,800
Community Facilities District No. 2016-02, Special Tax, 2016-02, 4%, 9/01/40 ..... 3,845,000 4,129,145
Community Facilities District No. 2016-02, Special Tax, 2016-02, 4%, 9/01/50 ..... 3,845,000 4,048,131
Community Facilities District No. 2016-02, Special Tax, 2016A, 5%, 9/01/46 ...... 11,020,000 12,148,889
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,436,345
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,430,770
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,750,000 2,048,042
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,287,280
Covenant Living Communities and Services Obligated Group, Revenue, 2013 C, Pre-
Refunded, 5.625%, 12/01/36 ........................................ 8,000,000 9,257,120
Enloe Medical Center, Revenue, 2015, Refunding, California Mortgage Insured, 5%,
8/15/38 ........................................................ 6,000,000 7,132,440
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,517,432
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 13,396,329
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 416,036
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 1,037,894
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,379,024
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 52,005,000 57,967,373
Los Angeles Jewish Home for the Aging Obligated Group, Revenue, 2014A, Pre-
Refunded, California Mortgage Insured, 5%, 8/01/44 ...................... 2,450,000 2,691,913

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ $ 1,500,000 $ 1,578,885
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,815,800
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,270,246
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 7,932,720
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,615,185
Capistrano Unified School District , Community Facilities District No. 2005-1 , Special
Tax , 2013 , 5.5% , 9/01/43 ............................................ 4,955,000 5,409,720
Casitas Municipal Water District ,
Special Tax, 2017 B, BAM Insured, 5%, 9/01/42 ........................... 8,000,000 9,694,880
Special Tax, 2017 B, BAM Insured, 5.25%, 9/01/47 ......................... 5,000,000 6,091,900
Centinela Valley Union High School District ,
GO, 2012 B, Refunding, AGMC Insured, Zero Cpn ., 8/01/45 .................. 42,000,000 10,669,680
GO, 2014C, Pre-Refunded, 5%, 8/01/35 ................................. 4,195,000 4,909,534
Central School District ,
GO, A, 5%, 8/01/44 ................................................ 7,375,000 8,663,191
GO, C, 5%, 8/01/44 ................................................ 3,615,000 4,246,432
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019 1, 4%,
9/01/40 ........................................................ 500,000 546,970
City of Chino Community Facilities District No. 2019-1, Special Tax, 2019 1, 4%,
9/01/51 ........................................................ 1,000,000 1,074,180
City & County of San Francisco ,
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/42 ........ 775,000 844,680
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,450,000 1,559,069
City of Beaumont ,
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/44 ........ 300,000 341,178
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/49 ........ 400,000 452,988
Community Facilities District No. 2019-1, Special Tax, 2019 1, 3.25%, 9/01/50 .... 450,000 457,218
City of Calimesa ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 865,000 950,142
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 825,000 901,700
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ 1,665,000 1,857,624
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,717,680
City of Chula Vista ,
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/43 .......... 1,000,000 1,138,050
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/48 .......... 1,185,000 1,339,512
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/38 .................................................. 1,200,000 1,346,196
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/48 .................................................. 1,000,000 1,109,890
City of Dana Point ,
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/38 ........................................................ 1,000,000 1,127,310
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/45 ........................................................ 2,500,000 2,818,275
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/44 ...................................................... 2,645,000 3,042,014
City of Dublin , Community Facilities District No. 2015-1 , Special Tax , 2019 , 5% , 9/01/49
2,300,000 2,610,845
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 2,000,000 2,308,520

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fairfield, (continued)
c
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. $ 1,000,000 $ 1,189,150
c
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,745,236
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,633,455
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,851,393
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,152,770
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 1,088,810
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,164,311
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,632,304
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,125,430
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,678,185
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 3,067,240
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 2,500,000 2,885,550
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 3,250,000 3,727,522
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,462,813
City of La Verne ,
Brethren Hillcrest Homes Obligated Group, COP, 2014, Pre-Refunded, 5%, 5/15/36 1,430,000 1,542,684
Copacabana Mobilehome Park, Revenue, 2014, Refunding, 5%, 6/15/49 ........ 1,765,000 1,995,350
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,462,084
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,900,225
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,764,400
City of Los Angeles Department of Airports , Revenue , 2019 D , 4% , 5/15/44 ........
5,525,000 6,319,992
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 4,233,082
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,115,940
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 556,595
Community Facilities District No. 31, Special Tax, 2017, 5%, 9/01/47 ........... 1,100,000 1,267,651
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,000,000 4,373,440
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,500,000 3,805,305
City of Rancho Cordova ,
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2018 1, 5%,
9/01/44 ........................................................ 415,000 466,800
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,350,948
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,392,238
City of Rocklin , Community Facilities District No. 10 Whitney Ranch , Special Tax , 2019 ,
5% , 9/01/40 ...................................................... 2,000,000 2,231,480
City of Roseville ,
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 722,944
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 1,981,081
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,489,424
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 7,408,440
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 2,300,000 2,624,668

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ $ 7,550,000 $ 8,662,493
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 627,894
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 450,000 485,968
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 1,000,000 1,076,100
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 500,223
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 563,260
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 645,506
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 3,230,000 3,677,452
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ 490,000 529,166
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 650,000 699,465
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 564,195
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,223,948
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 2,082,963
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,815,709
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 4,307,034
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,283,464
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,142,900
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,417,912
City of Sacramento ,
Natomas Central Community Facilities District No. 2006-2, Special Tax, 2016, 5%,
9/01/46 ........................................................ 1,815,000 2,058,228
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 340,215
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 798,594
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 2,113,617
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 568,145
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 1,000,000 1,129,090
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 3,000,000 3,319,410
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, 8%, 12/01/31 ............ 10,000,000 10,653,000
Community Memorial Health System, Revenue, 2011, 7.5%, 12/01/41 .......... 5,000,000 5,293,800
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,760,000 1,986,477
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,455,000 2,745,205

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018C ,
Refunding , 4% , 6/01/32 ............................................. $ 830,000 $ 889,387
City of San Mateo ,
Community Facilities District No. 2008-1, Special Tax, 2012, 5.875%, 9/01/32 ..... 1,500,000 1,606,515
Community Facilities District No. 2008-1, Special Tax, 2012, 6%, 9/01/42 ........ 5,000,000 5,308,950
Community Facilities District No. 2008-1, Special Tax, 2014, 5.375%, 9/01/38 ..... 2,500,000 2,642,150
Community Facilities District No. 2008-1, Special Tax, 2014, 5.5%, 9/01/44 ....... 3,300,000 3,487,143
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/35 ...... 600,000 701,388
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... 1,000,000 1,155,840
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 1,164,097
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... 1,375,000 1,447,641
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 835,000 842,565
City of Tracy ,
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/33 ....... 1,610,000 1,849,150
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/38 ....... 2,385,000 2,703,016
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/43 ....... 5,750,000 6,457,825
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/48 ....... 6,240,000 6,972,950
Community Facilities District No. 2016-01, Special Tax, 2019, 5%, 9/01/44 ....... 2,600,000 2,914,288
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/44 ....... 1,500,000 1,737,420
City of Tustin ,
Community Facilities District No. 06-1, Special Tax, 2015A, Refunding, 5%, 9/01/37 1,000,000 1,170,400
Community Facilities District No. 07-1, Special Tax, 2015A, Refunding, 5%, 9/01/37 2,330,000 2,644,131
Community Facilities District No. 14-1, Special Tax, 2015A, 5%, 9/01/40 ......... 750,000 850,860
Community Facilities District No. 14-1, Special Tax, 2015A, 5%, 9/01/45 ......... 1,000,000 1,126,220
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 550,000 597,262
City of Vernon ,
Electric System, Revenue, 2012A, 5.5%, 8/01/41 .......................... 7,500,000 7,880,025
Electric System, Revenue, 2020 A, Refunding, 5%, 8/01/35 .................. 1,440,000 1,767,859
City of Woodland ,
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/44 ........ 1,570,000 1,779,407
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/48 ........ 1,745,000 1,968,342
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,031,860
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,857,888
Clovis Unified School District ,
GO, 2004A, Pre-Refunded, NATL Insured, ETM, Zero Cpn ., 8/01/27 ............ 1,205,000 1,152,474
GO, 2004A, Refunding, NATL Insured, Zero Cpn ., 8/01/27 ................... 6,295,000 5,881,419
GO, 2004A, NATL Insured, Zero Cpn ., 8/01/28 ............................ 3,000,000 2,743,230
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn ., 8/01/42 .......................... 8,500,000 5,186,275
GO, 2012 D, AGMC Insured, Zero Cpn ., 8/01/43 .......................... 3,000,000 1,772,970
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010B, 5.7%, 8/01/30 ......................... 2,255,000 2,262,667
Tax Allocation, Second Lien, 2010B, 6%, 8/01/42 .......................... 3,460,000 3,470,691

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... $ 500,000 $ 577,850
Cotati-Rohnert Park Unified School District , GO , A , BAM Insured , 5% , 8/01/45 ......
4,000,000 4,684,760
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 2,850,000 3,169,713
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 5,200,000 5,225,584
County of Orange ,
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%, 8/15/34 ...... 1,495,000 1,702,461
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5.25%, 8/15/45 .... 4,880,000 5,533,334
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/42 ...... 6,230,000 7,360,309
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/47 ...... 10,000,000 11,712,800
County of Riverside , Community Facilities District No. 03-1 , Special Tax , 2014 ,
Refunding , 5% , 9/01/30 ............................................. 1,500,000 1,694,070
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,125,790
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,112,370
County of Stockton ,
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/40 ........ 1,580,000 1,713,368
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/45 ........ 1,115,000 1,191,489
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/50 ........ 1,565,000 1,663,751
Cudahy Community Development Commission Successor Agency , Tax Allocation ,
2011B , Pre-Refunded , 7.75% , 10/01/27 ................................. 3,795,000 4,028,658
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue ,
2007B , Refunding , 5.85% , 12/15/47 .................................... 4,595,000 4,603,868
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 1,960,880
Del Mar Union School District , Community Facilities District No. 99-1 , Special Tax ,
2019 , Refunding , BAM Insured , 4% , 9/01/49 ............................. 2,000,000 2,326,160
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn ., 12/01/28 ....
21,990,000 15,239,730
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,820,956
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 5,197,950
Special Tax, 2019, 5%, 9/01/39 ....................................... 3,665,000 4,241,028
Special Tax, 2019, 5%, 9/01/44 ....................................... 6,625,000 7,561,841
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn ., 8/01/29 ....
2,400,000 2,101,896
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,768,950
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 2,090,574
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/28 600,000 708,972
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 613,957
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 974,516
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,895,832
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,288,720
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,358,718
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/45 1,075,000 1,161,860
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/50 1,140,000 1,225,751
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 75,000,000 38,892,000
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 27,526,750
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 18,997,475
Revenue, 2015A, Refunding, Zero Cpn ., 1/15/33 .......................... 19,000,000 13,600,010
Revenue, Junior Lien, C, Refunding, 6.5%, 1/15/43 ........................ 40,000,000 45,848,800
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 5,218,208
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,619,235

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Golden State Tobacco Securitization Corp. ,
Revenue, 2007A-2, 5.3%, 6/01/37 ..................................... $ 5,000,000 $ 5,185,000
Revenue, 2007C, Refunding, Zero Cpn ., 6/01/47 .......................... 50,000,000 10,439,500
Revenue, 2015A, Refunding, 5%, 6/01/45 ............................... 37,630,000 43,482,594
Revenue, 2018 A2, Refunding, 5%, 6/01/47 .............................. 12,750,000 13,159,402
Revenue, 2018A-1, Refunding, 5.25%, 6/01/47 ........................... 63,500,000 65,831,720
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn ., 8/01/32 ............................... 3,635,000 2,924,794
GO, B, AGMC Insured, Zero Cpn ., 8/01/33 ............................... 3,705,000 2,887,825
GO, B, AGMC Insured, Zero Cpn ., 8/01/35 ............................... 4,120,000 3,033,844
Hartnell Community College District , GO , 2009D , Zero Cpn ., 8/01/49 .............
10,000,000 4,919,400
Imperial Community College District , GO , 2011A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 4,516,505
Independent Cities Finance Authority ,
COACH of San Diego LLC, Revenue, 2014A, Refunding, 5.25%, 5/15/44 ........ 2,015,000 2,193,005
COACH of San Diego LLC, Revenue, 2014A, Refunding, 5.25%, 5/15/49 ........ 4,800,000 5,214,096
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,593,580
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,538,450
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 5,415,235
Indio Community Facilities District , Special Tax , 2015 , Refunding , 5% , 9/01/35 ......
1,190,000 1,351,935
Inland Valley Development Agency ,
Tax Allocation, 2014A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 8,408,850
Tax Allocation, 2014A, Refunding, 5%, 9/01/44 ............................ 9,000,000 9,945,360
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 700,000 830,613
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 1,000,000 1,186,590
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,922,700
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,175,460
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,171,790
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/45 2,000,000 2,356,760
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 2,000,000 2,343,580
Jurupa Community Services District , Community Facilities District No. 53 , Special Tax ,
2020 A , 4% , 9/01/43 ................................................ 300,000 335,451
Jurupa Public Financing Authority ,
Special Tax, 2014A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,495,435
Special Tax, 2015A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,592,280
Special Tax, Sub. Lien, 2015B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,516,640
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,670,973
Lake Elsinore Public Financing Authority ,
City of Lake Elsinore Assessment District No. 93-1, Special Tax, 2012B, Refunding,
5.125%, 9/02/30 ................................................. 4,980,000 5,313,760
City of Lake Elsinore Community Facilities District No. 2003-2, Special Tax, 2014A,
5.75%, 9/01/44 .................................................. 3,240,000 3,540,996
City of Lake Elsinore Community Facilities District No. 98-1, Special Tax, 2013 C,
5.25%, 9/01/33 .................................................. 8,000,000 8,735,920
Lake Tahoe Unified School District , GO , 2012 , 0% , 8/01/40 ....................
1,140,000 1,218,717
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,556,400
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 871,883
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,798,425
Las Virgenes Unified School District , GO , 2011C , 0% , 8/01/33 ..................
8,050,000 9,706,690
Lathrop Financing Authority ,
Special Tax, 2013A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,105,021
Special Tax, 2013A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,166,910

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lathrop Financing Authority, (continued)
Special Tax, 2013A, Refunding, 6%, 9/02/30 ............................. $ 1,075,000 $ 1,169,235
Special Tax, 2013A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,900,072
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013B, 5.25%, 9/01/32 ........................... 1,155,000 1,258,072
Special Tax, Junior Lien, 2013B, 5.375%, 9/01/35 .......................... 805,000 876,533
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,203,310
Lemon Grove School District , GO , 2010B , AGMC Insured , 0% , 8/01/45 ...........
6,500,000 7,477,080
Long Beach Bond Finance Authority , Revenue , 2007A , 5% , 11/15/29 .............
4,630,000 5,970,431
Los Alamitos Unified School District ,
COP, 2012, 0%, 8/01/34 ............................................. 1,500,000 1,733,190
COP, 2012, 0%, 8/01/42 ............................................. 4,500,000 5,073,435
Mendocino-Lake Community College District ,
GO, 2011B, AGMC Insured, 0%, 8/01/36 ................................ 5,150,000 7,377,272
GO, 2011B, AGMC Insured, 0%, 8/01/40 ................................ 7,500,000 9,708,450
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,000,000 1,134,170
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,692,705
Community Facilities District No. 2011-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,900,000 3,284,801
Merced Union High School District , GO , 2011C , Pre-Refunded , Zero Cpn ., 8/01/41 ..
10,000,000 2,488,300
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,349,898
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,406,933
Moreland School District , GO , B , Refunding , 5% , 8/01/41 .....................
4,045,000 4,769,662
Moreno Valley Unified School District , Community Facilities District No. 2015-2 , Special
Tax , 2019 , 5% , 9/01/44 ............................................. 870,000 974,757
Moreno Valley Unified School District Community Facilities District , Special Tax , 2019 ,
4.125% , 9/01/48 ................................................... 1,160,000 1,249,424
M-S-R Energy Authority , Revenue , 2009B , 6.5% , 11/01/39 .....................
32,300,000 53,515,609
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,684,565
Revenue, 2017A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,975,625
Revenue, 2017A, Refunding, BAM Insured, 4%, 3/01/42 ..................... 5,000,000 5,569,350
Revenue, 2017B, Refunding, 5%, 3/01/42 ............................... 2,550,000 3,043,629
Oak Park Unified School District , GO , 2011A , 0% , 8/01/38 .....................
6,600,000 9,688,206
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,436,662
Oakland Unified School District , GO , 2013 , Pre-Refunded , 6.625% , 8/01/38 .......
5,000,000 5,212,300
Oakley Public Finance Authority ,
Special Assessment, 2012, Refunding, 5.3%, 9/02/34 ....................... 995,000 1,055,028
Special Assessment, 2014, Refunding, BAM Insured, 5%, 9/02/36 ............. 1,500,000 1,727,520
Palomar Health ,
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 5,205,350
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 6,145,320
Palomar Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/36 ...... 6,250,000 7,209,250
Palomar Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/42 ...... 5,000,000 5,713,050
Paramount Unified School District , GO , 2013 , BAM Insured , Zero Cpn ., 8/01/51 ....
25,000,000 3,397,500
Paso Robles Joint Unified School District , GO , 2010A , Zero Cpn ., 9/01/45 .........
15,000,000 7,331,700
Perris Community Facilities District , Special Tax , 2014A , Refunding , 5.25% , 9/01/32 .
4,500,000 4,915,485
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,170,000 4,433,419

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Perris Joint Powers Authority, (continued)
Community Facilities District No. 2001-1, Special Tax, 2014A, Refunding, 5.375%,
9/01/33 ........................................................ $ 1,965,000 $ 2,149,533
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,780,000 4,121,334
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,612,680
Pico Rivera Water Authority , Revenue , 2001 A , 6.25% , 12/01/32 ................
4,895,000 4,949,335
Pittsburg Unified School District ,
GO, 2012C, Pre-Refunded, Zero Cpn ., 8/01/47 ........................... 9,000,000 2,099,070
GO, 2012C, Pre-Refunded, Zero Cpn ., 8/01/52 ........................... 15,000,000 2,519,850
Porterville Public Financing Authority , Revenue , 2011A , Pre-Refunded , 5.625% ,
10/01/36 ........................................................ 5,000,000 5,227,550
Poway Redevelopment Agency Successor Agency , Tax Allocation , A , Refunding ,
5% , 12/15/30 ..................................................... 3,500,000 4,660,460
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,272,600
Redondo Beach Unified School District , GO , 2011E , 0% , 8/01/31 ................
2,750,000 3,685,688
Richland School District , GO , 2009C , AGMC Insured , Zero Cpn ., 8/01/49 .........
22,000,000 9,135,720
Rio Elementary School District Community Facilities District , Special Tax , 2013 , Pre-
Refunded , 5.5% , 9/01/39 ............................................ 6,915,000 7,900,042
Rio Hondo Community College District , GO , 2010C , 0% , 8/01/42 ................
13,000,000 17,708,860
Rio Vista Community Facilities District ,
Special Tax, 2018, Refunding, 5%, 9/01/33 ............................... 1,625,000 1,882,416
Special Tax, 2018, Refunding, 5%, 9/01/38 ............................... 1,000,000 1,147,470
Special Tax, 2018, Refunding, 5%, 9/01/48 ............................... 1,190,000 1,348,044
Riverbank Unified School District ,
GO, 2008B, AGMC Insured, Zero Cpn ., 8/01/38 ........................... 6,690,000 4,388,305
GO, 2008B, AGMC Insured, Zero Cpn ., 8/01/43 ........................... 8,750,000 4,857,650
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011A, Pre-Refunded, 7.125%, 10/01/42 ..................... 1,750,000 1,847,930
Tax Allocation, 2011B, 6.75%, 10/01/30 ................................. 1,200,000 1,264,776
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 7%, 12/01/31 ............. 1,425,000 1,518,808
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 7.25%, 12/01/37 ........... 2,505,000 2,676,116
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013A, 5.75%, 6/01/44 ............................ 5,000,000 5,440,100
Revenue, Senior Lien, 2013B, Zero Cpn ., 6/01/43 ......................... 7,500,000 3,847,050
Riverside Public Financing Authority , COP , 2013 , AGMC Insured , 5% , 6/01/33 ......
4,280,000 4,728,929
Riverside Unified School District ,
Special Tax, 2020, 4%, 9/01/45 ....................................... 415,000 455,579
Special Tax, 2020, 4%, 9/01/50 ....................................... 875,000 956,917
RNR School Financing Authority , Special Tax , 2017 A , BAM Insured , 5% , 9/01/41 ...
3,000,000 3,554,640
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,623,495
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 5,321,368
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,387,600
Community Facilities District No. 2006-1, Special Tax, 2017, Refunding, 5%, 9/01/44 1,120,000 1,299,390
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,476,609
Rowland Unified School District ,
GO, 2009B, Zero Cpn ., 8/01/34 ....................................... 5,000,000 3,639,550
GO, 2009B, Zero Cpn ., 8/01/39 ....................................... 15,000,000 9,427,650
GO, 2009B, Zero Cpn ., 8/01/42 ....................................... 10,750,000 6,629,740

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... $ 2,000,000 $ 2,299,940
San Bernardino Community College District ,
GO, 2008D, Pre-Refunded, 5%, 8/01/45 ................................. 2,755,000 3,345,672
GO, 2008D, Pre-Refunded, 5%, 8/01/48 ................................. 3,760,000 4,566,144
GO, 2009B, Zero Cpn ., 8/01/44 ....................................... 12,495,000 6,700,444
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 12,048,300
GO, 2010C, 0%, 7/01/47 ............................................ 26,025,000 29,775,723
GO, 2012 E, Zero Cpn ., 7/01/42 ....................................... 6,940,000 6,723,056
GO, 2012 E, Zero Cpn ., 7/01/47 ....................................... 13,500,000 13,331,250
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 6,963,528
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 35,000,000 43,277,500
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 12,272,500
Revenue, Second Series, 2018 D, Refunding, 5%, 5/01/48 ................... 10,000,000 12,035,200
San Francisco City & County Redevelopment Agency Successor Agency ,
c
Tax Allocation, 144A, 2016D, Zero Cpn ., 8/01/23 .......................... 2,000,000 1,805,720
c
Tax Allocation, 144A, 2016D, Zero Cpn ., 8/01/26 .......................... 3,000,000 2,338,050
c
Tax Allocation, 144A, 2016D, Zero Cpn ., 8/01/31 .......................... 6,000,000 3,636,360
c
Tax Allocation, 144A, 2016D, Zero Cpn ., 8/01/43 .......................... 16,500,000 5,446,650
Community Facilities District No. 6, Special Tax, 2013C, Zero Cpn ., 8/01/43 ...... 10,000,000 2,863,200
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/43 ...................................... 2,500,000 2,798,950
San Francisco City & County Redevelopment Financing Authority ,
Tax Allocation, 2011B, Pre-Refunded, 6.625%, 8/01/41 ...................... 2,500,000 2,526,725
Tax Allocation, 2011C, Pre-Refunded, 6.75%, 8/01/41 ....................... 1,000,000 1,010,810
Tax Allocation, 2011D, Pre-Refunded, 7%, 8/01/33 ......................... 1,000,000 1,010,960
Tax Allocation, 2011D, Pre-Refunded, 7%, 8/01/41 ......................... 1,500,000 1,516,440
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn ., 1/15/26 ............... 19,475,000 17,683,300
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn ., 1/15/32 ............... 50,225,000 38,332,222
Revenue, Junior Lien, ETM, Zero Cpn ., 1/01/28 ........................... 19,150,000 18,199,777
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/44 .................... 35,000,000 38,979,150
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/49 .................... 75,000,000 83,207,250
San Rafael City Elementary School District , GO , 2015 C , 5% , 8/01/43 ............
1,565,000 1,930,741
Santa Barbara Unified School District , GO , 2011A , 0% , 8/01/36 .................
8,000,000 11,474,160
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 3,159,568
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 10,512,864
Santa Paula Utility Authority , Revenue , 2015A , Pre-Refunded , 5% , 2/01/40 ........
5,105,000 6,083,067
Santee CDC Successor Agency ,
Tax Allocation, 2011A, Pre-Refunded, 7%, 8/01/31 ......................... 1,800,000 1,820,034
Tax Allocation, 2011A, Pre-Refunded, 7%, 8/01/41 ......................... 2,820,000 2,851,387
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,668,175
Saugus/Hart School Facilities Financing Authority ,
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/41 1,250,000 1,416,025
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/46 1,250,000 1,405,163
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,370,000 1,519,645
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,395,000 3,716,337

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Siskiyou Union High School District , GO , 2009B , AGMC Insured , Zero Cpn ., 8/01/49 .
$ 15,015,000 $ 5,767,712
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
7% , 12/01/30 ..................................................... 2,115,000 2,241,350
St. Helena Unified School District , GO , 2011B , 0% , 6/01/36 ....................
10,000,000 13,277,500
State of California ,
GO, Refunding, 5.25%, 3/01/30 ....................................... 5,000,000 5,000,700
GO, 5%, 3/01/45 .................................................. 3,900,000 4,537,299
Sulphur Springs Union School District ,
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,410,000 1,575,097
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/47 ........ 1,820,000 2,023,931
Community Facilities District No. 2014-1, Special Tax, 2014-1, 4%, 9/01/50 ...... 1,225,000 1,293,894
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn ., 8/01/49 .........
17,505,000 6,985,895
Temecula Redevelopment Agency Successor Agency , Tax Allocation , 2011A , Pre-
Refunded , 7% , 8/01/39 ............................................. 2,100,000 2,193,240
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, 2005 A-1, 5.375%,
6/01/38 ........................................................ 5,000,000 5,021,150
Sacramento County Tobacco Securitization Corp., Revenue, 2005 A-1, 5.5%, 6/01/45 800,000 804,760
Sacramento County Tobacco Securitization Corp., Revenue, 2005 A-2, 5.4%, 6/01/27 1,250,000 1,255,963
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006B, Zero Cpn .,
6/01/46 ........................................................ 10,000,000 2,082,500
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006C, Zero Cpn .,
6/01/46 ........................................................ 25,000,000 5,016,000
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 11,750,000 14,093,185
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn ., 8/01/34 ..............
5,640,000 3,602,494
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 2,280,000 2,470,243
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/50 ........................................................ 3,000,000 3,236,160
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 662,426
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,650,765
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 3,790,638
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 2,975,000 2,750,983
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,284,414
Turlock Public Financing Authority , Tax Allocation , 2011 , Pre-Refunded , 7.5% , 9/01/39
3,750,000 3,817,613
University of California , Revenue , 2015 AO , Refunding , 5% , 5/15/40 .............
5,000,000 5,893,000
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,662,592
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,235,500
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,630,000 2,640,836
Victor Elementary School District ,
GO, 2015B, 5%, 8/01/42 ............................................ 5,455,000 6,322,454
Community Facility District, Special Tax, 2018, Refunding, BAM Insured, 5%, 9/01/46 1,385,000 1,630,007
Victor Valley Community College District , GO , 2008C , Zero Cpn ., 6/01/49 .........
11,940,000 5,412,044
Washington Township Health Care District ,
Revenue, 2010-A, 5.5%, 7/01/38 ...................................... 2,890,000 2,900,982
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 2,169,080
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 2,055,040

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Hollywood Community Development Department ,
Tax Allocation, 2011A, 7.25%, 9/01/31 .................................. $ 1,000,000 $ 1,053,020
Tax Allocation, 2011A, 7.5%, 9/01/42 ................................... 5,000,000 5,263,500
Woodland Finance Authority ,
Revenue, 2011, 6%, 3/01/36 ......................................... 1,000,000 1,013,640
Revenue, 2011, 6%, 3/01/41 ......................................... 1,500,000 1,519,740
Yorba Linda Redevelopment Agency Successor Agency , Tax Allocation, Sub. Lien ,
2011A , Pre-Refunded , 6.5% , 9/01/32 ................................... 2,750,000 2,877,573
2,769,949,753
U.S. Territories 5.7%
Guam 0.8%
Guam Government Waterworks Authority ,
Revenue, 2014A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,108,850
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 4,111,575
Revenue, 2016, 5%, 1/01/46 ......................................... 5,250,000 5,975,235
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 3,455,000 4,081,564
Revenue, 2017, Refunding, 5%, 7/01/37 ................................. 3,000,000 3,535,770
Guam Power Authority, Revenue, 2017A, Refunding, 5%, 10/01/40 .............. 4,750,000 5,540,685
24,353,679
Pacific Islands 0.2%
Northern Mariana Island Ports Authority, Revenue, 1998A, 6.6%, 3/15/28 ......... 4,890,000 4,743,349
Puerto Rico 4.7%
e
Commonwealth of Puerto Rico, GO, 2014A, 8%, 7/01/35 ...................... 12,280,000 8,043,400
GDB Debt Recovery Authority of Puerto Rico, 7.5%, 8/20/40 ................... 11,367,546 8,269,890
e
Puerto Rico Electric Power Authority ,
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/29 ............................. 10,000,000 7,500,000
Revenue, 2012A-RSA-1 2013A, 7%, 7/01/33 ............................. 25,000,000 19,187,500
Revenue, 2013A-RSA-1, 6.75%, 7/01/36 ................................ 11,735,000 8,977,275
Revenue, 2013A-RSA-1, 7%, 7/01/43 ................................... 5,000,000 3,837,500
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 1,601,766 1,285,417
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 1,601,765 1,285,417
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 1,768,493 1,392,688
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 1,768,493 1,392,688
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 600,000 472,500
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 600,000 472,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 330,000 391,532
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,300,000 3,931,092
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, AES Puerto Rico LP, Revenue, 2000A, 6.625%, 6/01/26 ..... 4,500,000 4,657,500
Puerto Rico Infrastructure Financing Authority, Special Tax, 2005C, Refunding, AMBAC
Insured, 5.5%, 7/01/27 .............................................. 12,750,000 14,113,230
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 108,363
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 8,695,000 9,446,509
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 11,850,000 13,070,194
Sales Tax, Revenue, A-1, Zero Cpn ., 7/01/46 ............................. 35,520,000 10,661,683
Sales Tax, Revenue, A-1, Zero Cpn ., 7/01/51 ............................. 20,445,000 4,435,952
Sales Tax, Revenue, 4.329%, 7/01/40 .................................. 11,313,000 12,093,144

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 56 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... $ 7,495,000 $ 8,159,357
143,185,331
Total U.S. Territories .................................................................... 172,282,359
Total Municipal Bonds (Cost $2,587,805,645) ...................................
2,942,232,112
Total Long Term Investments (Cost $2,626,723,950) .............................
2,980,939,883
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
California 1.0%
f
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008B , LOC Wells Fargo Bank NA , Daily VRDN and Put ,
0.07% , 8/15/47 ................................................... 5,400,000 5,400,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.07% , 7/01/36 ........................... 3,600,000 3,600,000
f
State of California ,
GO, 2003A-3, LOC Bank of Montreal, Daily VRDN and Put, 0.06%, 5/01/33 ...... 9,000,000 9,000,000
GO, 2004 A3, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.06%,
5/01/34 ........................................................ 2,500,000 2,500,000
GO, 2004B3, LOC Citibank NA, Daily VRDN and Put, 0.08%, 5/01/34 ........... 2,700,000 2,700,000
f
University of California ,
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.1%, 5/15/48 ........... 1,500,000 1,500,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.08%, 5/15/48 .......... 4,600,000 4,600,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.07%, 5/15/48 .......... 2,200,000 2,200,000
31,500,000
Total Municipal Bonds (Cost $31,500,000) ......................................
31,500,000
Total Short Term Investments (Cost $31,500,000 ) ................................
31,500,000
a
Total Investments (Cost $2,658,223,950) 99.2% ..................................
$3,012,439,883
Other Assets, less Liabilities 0.8% .............................................
24,652,773
Net Assets 100.0% ...........................................................
$3,037,092,656
a
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
b
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $465,052,609, representing 15.3% of net assets.
d
Security purchased on a when-issued basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Highlights
Franklin Tennessee Municipal Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended
May 31, 2020
Year Ended
May 31, 2019
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.96 $10.97 $10.74
Income from investment operations
b
:
Net investment income
c
.................................................. 0.13 0.29 0.23
Net realized and unrealized gains (losses) .................................... 0.16 (0.01) 0.25
Total from investment operations ............................................. 0.29 0.28 0.48
Less distributions from:
Net investment income ................................................... (0.14) (0.29) (0.25)
Net asset value, end of period ............................................... $11.11 $10.96 $10.97
Total return
d
............................................................ 2.62% 2.54% 4.53%
Ratios to average net assets
e
Expenses
f
.............................................................. 0.93% 0.93% 0.93%
Net investment income .................................................... 2.41% 2.63% 2.94%
Supplemental data
Net assets, end of period (000’s) ............................................. $10,361 $8,350 $4,971
Portfolio turnover rate ..................................................... 15.01% 11.83% 3.46%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.95 $10.96 $10.79 $11.11 $11.44 $11.38
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.31 0.33 0.34 0.37 0.40
Net realized and unrealized gains (losses) 0.16 (0.02) 0.19 (0.32) (0.32) 0.06
Total from investment operations ........ 0.30 0.29 0.52 0.02 0.05 0.46
Less distributions from:
Net investment income .............. (0.14) (0.30) (0.35) (0.34) (0.38) (0.40)
Net asset value, end of period .......... $11.11 $10.95 $10.96 $10.79 $11.11 $11.44
Total return
c
....................... 2.79% 2.69% 4.92% 0.23% 0.40% 4.12%
Ratios to average net assets
d
Expenses ......................... 0.78%
e
0.78%
e
0.78%
e
0.77% 0.72% 0.72%
Net investment income ............... 2.56% 2.78% 3.09% 3.08% 3.27% 3.55%
Supplemental data
Net assets, end of period (000’s) ........ $159,267 $164,616 $190,548 $226,189 $267,442 $307,294
Portfolio turnover rate ................ 15.01% 11.83% 3.46% 9.19% 18.95% 4.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2018
a
2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.96 $10.97 $10.79 $11.06
Income from investment operations
b
:
Net investment income
c
...................................... 0.15 0.32 0.35 0.29
Net realized and unrealized gains (losses) ........................ 0.15 (0.01) 0.19 (0.26)
Total from investment operations ................................. 0.30 0.31 0.54 0.03
Less distributions from:
Net investment income ....................................... (0.15) (0.32) (0.36) (0.30)
Net asset value, end of period ................................... $11.11 $10.96 $10.97 $10.79
Total return
d
................................................ 2.76% 2.83% 5.15% 0.25%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.67% 0.66% 0.66% 0.66%
Expenses net of waiver and payments by affiliates .................... 0.65%
f
0.65%
f
0.65%
f
0.64%
Net investment income ........................................ 2.69% 2.91% 3.22% 3.21%
Supplemental data
Net assets, end of period (000’s) ................................. $3,156 $2,803 $3,253 $3,547
Portfolio turnover rate ......................................... 15.01% 11.83% 3.46% 9.19%
a
For the period August 1, 2017 (effective date) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2020
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2017
a
2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.96 $10.97 $10.79 $11.12 $11.50
Income from investment operations
b
:
Net investment income
c
......................... 0.15 0.32 0.34 0.35 0.27
Net realized and unrealized gains (losses) ........... 0.16 (0.02) 0.20 (0.32) (0.38)
Total from investment operations .................... 0.31 0.30 0.54 0.03 (0.11)
Less distributions from:
Net investment income .......................... (0.15) (0.31) (0.36) (0.36) (0.27)
Net asset value, end of period ...................... $11.12 $10.96 $10.97 $10.79 $11.12
Total return
d
................................... 2.84% 2.79% 5.12% 0.24% (0.91)%
Ratios to average net assets
e
Expenses ..................................... 0.68%
f
0.68%
f
0.68%
f
0.67% 0.62%
Net investment income ........................... 2.66% 2.88% 3.19% 3.18% 3.37%
Supplemental data
Net assets, end of period (000’s) .................... $26,149 $24,675 $23,252 $23,573 $23,916
Portfolio turnover rate ............................ 15.01% 11.83% 3.46% 9.19% 18.95%
a
For the period September 15, 2016 (effective date) to May 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Statement of Investments (unaudited), November 30, 2020
Franklin Tennessee Municipal Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
Tennessee 98.4%
Chattanooga Health Educational & Housing Facility Board ,
CDFI Phase I LLC, Revenue, 2015, Refunding, 5%, 10/01/35 ................. $ 1,000,000 $ 1,024,920
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 4%, 8/01/44 3,000,000 3,346,140
City of Chattanooga , Electric , Revenue , 2015C , Refunding , 5% , 9/01/40 ..........
2,750,000 3,249,620
City of Clarksville , Water Sewer & Gas , Revenue , 2013 , Pre-Refunded , 5% , 2/01/38 .
3,000,000 3,306,630
City of Columbia , Waterworks System , Revenue , 2012 , 5% , 12/01/32 ............
3,000,000 3,123,990
City of Gallatin , Water & Sewer , Revenue , 2015 , Refunding , 5% , 1/01/32 ..........
1,500,000 1,739,865
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,697,371
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,909,482
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, Refunding, 5%,
4/01/36 ........................................................ 4,000,000 4,529,280
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Refunding, 5%,
4/01/41 ........................................................ 2,370,000 2,885,072
City of Knoxville , Wastewater System , Revenue , 2015A , Refunding , 4% , 4/01/42 ....
5,000,000 5,311,050
City of Loudon ,
Water & Sewer, Revenue, 2012A, 4%, 3/01/28 ............................ 1,000,000 1,036,610
Water & Sewer, Revenue, 2012A, 5%, 3/01/32 ............................ 1,300,000 1,370,083
City of Memphis ,
GO, 2011, Refunding, 5%, 5/01/36 ..................................... 4,135,000 4,206,742
Electric System, Revenue, 2014, Pre-Refunded, 5%, 12/01/34 ................ 1,000,000 1,186,610
Electric System, Revenue, 2020A, 3%, 12/01/42 .......................... 2,470,000 2,729,177
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,184,420
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 1,108,790
Water, Revenue, 2020, 3%, 12/01/45 ................................... 3,000,000 3,341,610
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,901,469
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 3,247,609
County of Hamilton , GO , 2020 A , Refunding , 4% , 1/01/51 .....................
1,000,000 1,202,570
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,993,485
County of Shelby , GO , 2020 B , 4% , 4/01/37 ................................
2,500,000 3,090,675
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,670,550
Hallsdale -Powell Utility District , Revenue , 2019 , Refunding , 4% , 4/01/39 ..........
1,380,000 1,644,311
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 5,012,700
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 583,825
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,998,324
Johnson City Health & Educational Facilities Board , Mountain States Health Alliance
Obligated Group , Revenue , 1998 , Pre-Refunded , NATL Insured , 5.125% , 7/01/25 . 40,000 40,702
Knox Chapman Utility District of Knox County ,
Revenue, 2011, Pre-Refunded, 5.25%, 1/01/36 ........................... 1,500,000 1,506,225
Revenue, 2012, Refunding, 4%, 1/01/40 ................................. 4,000,000 4,196,400
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 5,000,000 5,847,750
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 3,360,150
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,619,045
Lawrenceburg Public Building Authority , GO , 2002 , Refunding , AMBAC Insured , 5% ,
7/01/22 ......................................................... 1,255,000 1,313,445
Memphis-Shelby County Airport Authority , Revenue , 2011D , Refunding , 5% , 7/01/25 .
3,000,000 3,074,940
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 2,500,000 2,504,425
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 500,000 493,480
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,866,500

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County ,
Electric, Revenue, 2011A, 5%, 5/15/36 .................................. $ 3,500,000 $ 3,566,465
Electric, Revenue, 2014A, 5%, 5/15/39 .................................. 4,000,000 4,543,960
Sports Authority, Revenue, 2013A, 5%, 8/01/38 ........................... 3,000,000 3,284,160
Sports Authority, Revenue, 2013A, 5%, 8/01/43 ........................... 2,075,000 2,271,544
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 6,855,000 8,347,813
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2015 A, 5%, 7/01/45 ........................................ 4,000,000 4,577,080
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 3,354,420
Pigeon Forge Industrial Development Board , City of Pigeon Forge , Revenue , 2011 , 5% ,
6/01/34 ......................................................... 1,250,000 1,274,450
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017A, 5%, 5/01/36 . 4,000,000 4,806,160
Rhodes College, Revenue, 2011, Pre-Refunded, 5.5%, 8/01/40 ............... 5,000,000 5,172,300
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,916,036
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 3,421,830
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 2,217,125
Tennessee Housing Development Agency ,
Revenue, 2012-2C, 3.8%, 7/01/43 ..................................... 1,105,000 1,122,337
Revenue, 2013-1C, 4%, 7/01/43 ....................................... 1,180,000 1,235,932
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 965,000 1,031,981
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,945,000 2,141,776
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 3,420,000 3,828,211
Tennessee State School Bond Authority ,
Revenue, 2015B, 5%, 11/01/40 ....................................... 10,000,000 11,887,900
Revenue, 2015B, 5%, 11/01/45 ....................................... 5,000,000 5,904,500
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,135,050
West Wilson Utility District of Wilson County Tennessee ,
Revenue, 2010, Pre-Refunded, 5%, 6/01/33 .............................. 3,000,000 3,070,470
Revenue, 2015, Refunding, 5%, 6/01/40 ................................. 1,545,000 1,816,117
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 924,780
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 1,299,564
Wilson County Tenth Special School District , GO , 2019 , 5% , 4/01/44 .............
2,500,000 3,172,350
195,780,353
U.S. Territories 0.4%
Puerto Rico 0.4%
a
Puerto Rico Electric Power Authority, Revenue, XX-RSA-1, 5.25%, 7/01/40 ........ 965,000 726,163
Total Municipal Bonds (Cost $184,290,346) .....................................
196,506,516
a a a a

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.3%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 0.3%
Tennessee 0.3%
b
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.1% , 6/01/42 .................................... $ 500,000 $ 500,000
Total Municipal Bonds (Cost $500,000) .........................................
500,000
Total Short Term Investments (Cost $500,000 ) ..................................
500,000
a
Total Investments (Cost $184,790,346) 99.1% ...................................
$197,006,516
Other Assets, less Liabilities 0.9% .............................................
1,926,571
Net Assets 100.0% ...........................................................
$198,933,087
See Abbreviations on page 56 .
a
See Note 7 regarding defaulted securities.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statements of Assets and Liabilities
November 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,658,223,950 $184,790,346
Value - Unaffiliated issuers ................................................. $3,012,439,883 $197,006,516
Cash ................................................................... 821,316 69,053
Receivables:
Capital shares sold ....................................................... 4,442,864 19,335
Interest ................................................................ 33,604,069 2,222,911
Other assets ............................................................. 787 51
Total assets ......................................................... 3,051,308,919 199,317,866
Liabilities:
Payables:
Investment securities purchased ............................................. 7,282,514 —
Capital shares redeemed .................................................. 3,508,786 196,235
Management fees ........................................................ 1,130,968 91,862
Distribution fees ......................................................... 329,476 15,063
Transfer agent fees ....................................................... 442,435 24,383
Trustees' fees and expenses ................................................ 2,330 1,141
Distributions to shareholders ................................................ 1,459,251 28,325
Accrued expenses and other liabilities .......................................... 60,503 27,770
Total liabilities ........................................................ 14,216,263 384,779
Net assets, at value ................................................ $3,037,092,656 $198,933,087
Net assets consist of:
Paid-in capital ............................................................ $2,799,605,519 $202,852,245
Total distributable earnings (losses) ............................................ 237,487,137 (3,919,158)
Net assets, at value ................................................ $3,037,092,656 $198,933,087

Franklin Municipal Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
November 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Class A:
Net assets, at value ...................................................... $527,111,443 $10,360,894
Shares outstanding ....................................................... 46,696,218 932,178
Net asset value per share
a
................................................. $11.29 $11.11
Maximum offering price per share (net asset value per share ÷ 96 .25 % and 96 .25% , respectively) ............................................................ $11.73 $11.54
Class A1:
Net assets, at value ...................................................... $1,256,172,781 $159,267,283
Shares outstanding ....................................................... 111,500,547 14,337,193
Net asset value per share
a
................................................. $11.27 $11.11
Maximum offering price per share (net asset value per share ÷ 96 .25 % and 96 .25% , respectively) ............................................................ $11.71 $11.54
Class C:
Net assets, at value ...................................................... $230,937,668 $—
Shares outstanding ....................................................... 20,340,498 —
Net asset value and maximum offering price per share
a
............................ $11.35 $—
Class R6:
Net assets, at value ...................................................... $28,725,995 $3,155,935
Shares outstanding ....................................................... 2,541,172 284,038
Net asset value and maximum offering price per share ............................ $11.30 $11.11
Advisor Class:
Net assets, at value ...................................................... $994,144,769 $26,148,975
Shares outstanding ....................................................... 88,017,747 2,352,174
Net asset value and maximum offering price per share ............................ $11.29 $11.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Municipal Securities Trust
Financial Statements
Statements of Operations
for the period ended November 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Investment income:
Interest:
Unaffiliated issuers ....................................................... $58,507,431 $3,357,920
Expenses:
Management fees (Note 3 a ) .................................................. 6,842,139 563,062
Distribution fees: (Note 3c )
Class A ............................................................... 605,597 11,992
Class A1 .............................................................. 634,413 80,638
Class C ............................................................... 784,180 —
Transfer agent fees: (Note 3e )
Class A ............................................................... 161,325 3,056
Class A1 .............................................................. 425,942 51,590
Class C ............................................................... 81,112 —
Class R6 .............................................................. 6,241 686
Advisor Class ........................................................... 319,609 8,211
Custodian fees (Note 4 ) ..................................................... 8,796 582
Reports to shareholders ..................................................... 35,831 7,836
Registration and filing fees ................................................... 54,750 6,172
Professional fees .......................................................... 76,773 29,227
Trustees' fees and expenses ................................................. 38,068 2,563
Other ................................................................... 99,958 12,851
Total expenses ........................................................ 10,174,734 778,466
Expense reductions (Note 4 ) .............................................. (11,153) (772)
Expenses waived/paid by affiliates (Note 3 and 3 f ) .............................. (1,865) (233)
Net expenses ........................................................ 10,161,716 777,461
Net investment income ............................................... 48,345,715 2,580,459
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (3,506,843) (1,086,953)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 133,403,090 3,913,602
Net realized and unrealized gain (loss) ........................................... 129,896,247 2,826,649
Net increase (decrease) in net assets resulting from operations ......................... $178,241,962 $5,407,108

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California High Yield Municipal Fund Franklin Tennessee Municipal Bond Fund
Six Months Ended
November 30, 2020
(unaudited)
Year Ended
May 31, 2020
Six Months Ended
November 30, 2020
(unaudited)
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $48,345,715 $97,900,505 $2,580,459 $6,003,370
Net realized gain (loss) ............ (3,506,843) (41,775,849) (1,086,953) 465,088
Net change in unrealized appreciation
(depreciation) ................. 133,403,090 (59,782,094) 3,913,602 (704,713)
Net increase (decrease) in net
assets resulting from operations . 178,241,962 (3,657,438) 5,407,108 5,763,745
Distributions to shareholders:
Class A ........................ (7,684,150) (12,490,587) (117,009) (183,564)
Class A1 ....................... (21,227,348) (44,347,479) (2,101,955) (4,998,244)
Class C ........................ (3,339,367) (7,340,097) — —
Class R6 ....................... (504,356) (889,558) (41,143) (92,627)
Advisor Class ................... (16,403,598) (32,207,561) (347,142) (698,518)
Total distributions to shareholders ..... (49,158,819) (97,275,282) (2,607,249) (5,972,953)
Capital share transactions: (Note 2 )
Class A ........................ 81,188,605 201,861,524 1,886,967 3,392,035
Class A1 ....................... (82,066,791) (65,993,268) (7,626,947) (25,773,020)
Class C ........................ (33,423,397) (10,484,112) — —
Class R6 ....................... 809,041 6,463,302 310,826 (441,753)
Advisor Class ................... 49,709,044 47,001,789 1,118,210 1,451,989
Total capital share transactions ....... 16,216,502 178,849,235 (4,310,944) (21,370,749)
Net increase (decrease) in net
assets ..................... 145,299,645 77,916,515 (1,511,085) (21,579,957)
Net assets:
Beginning of period ................ 2,891,793,011 2,813,876,496 200,444,172 222,024,129
End of period ..................... $3,037,092,656 $2,891,793,011 $198,933,087 $200,444,172

Franklin Municipal Securities Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Tennessee Municipal Bond Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin California High Yield Municipal Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date. Sufficient assets have been segregated for these securities.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of November
30, 2020, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At November 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin California High Yield
Municipal Fund
Franklin Tennessee Municipal
Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended November 30, 2020
Shares sold
a
................................... 10,727,171 $119,171,094 238,524 $2,641,096
Shares issued in reinvestment of distributions .......... 591,157 6,579,026 9,619 106,318
Shares redeemed ............................... (4,012,880) (44,561,515) (77,915) (860,447)
Net increase (decrease) .......................... 7,305,448 $81,188,605 170,228 $1,886,967
Year ended May 31, 2020
Shares sold
a
................................... 31,096,565 $347,089,109 422,392 $4,640,650
Shares issued in reinvestment of distributions .......... 1,004,920 11,168,678 15,918 175,312
Shares redeemed ............................... (14,706,484) (156,396,263) (129,472) (1,423,927)
Net increase (decrease) .......................... 17,395,001 $201,861,524 308,838 $3,392,035
Class A1
Class A1 Shares:
Six Months ended November 30, 2020
Shares sold ................................... 7,505,367 $83,942,377 132,214 $1,460,212
Shares issued in reinvestment of distributions .......... 1,625,217 18,049,552 178,245 1,968,955
Shares redeemed ............................... (16,474,094) (184,058,720) (1,002,573) (11,056,114)
Net increase (decrease) .......................... (7,343,510) $(82,066,791) (692,114) $(7,626,947)
Year ended May 31, 2020
Shares sold ................................... 9,480,324 $104,735,142 519,815 $5,705,758
Shares issued in reinvestment of distributions .......... 3,389,451 37,671,175 425,353 4,681,959
Shares redeemed ............................... (19,138,207) (208,399,585) (3,296,729) (36,160,737)
Net increase (decrease) .......................... (6,268,432) $(65,993,268) (2,351,561) $(25,773,020)
Class C
Class C Shares:
Six Months ended November 30, 2020
Shares sold ................................... 1,223,845 $13,672,535 — $—
Shares issued in reinvestment of distributions .......... 265,884 2,975,415 — —
Shares redeemed
a
.............................. (4,474,691) (50,071,347) — —
Net increase (decrease) .......................... (2,984,962) $(33,423,397) — $—
Year ended May 31, 2020
Shares sold ................................... 5,632,486 $63,514,850 — $—
Shares issued in reinvestment of distributions .......... 550,824 6,167,625 — —
Shares redeemed
a
.............................. (7,232,118) (80,166,587) — —
Net increase (decrease) .......................... (1,048,808) $(10,484,112) — $—
Class R6

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin California High Yield
Municipal Fund
Franklin Tennessee Municipal
Bond Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended November 30, 2020
Shares sold ................................... 741,815 $8,258,040 43,372 $478,386
Shares issued in reinvestment of distributions .......... 40,491 451,182 3,713 41,030
Shares redeemed ............................... (711,539) (7,900,181) (18,912) (208,590)
Net increase (decrease) .......................... 70,767 $809,041 28,173 $310,826
Year ended May 31, 2020
Shares sold ................................... 1,431,024 $16,034,824 68,971 $755,785
Shares issued in reinvestment of distributions .......... 67,313 749,737 8,414 92,627
Shares redeemed ............................... (935,907) (10,321,259) (118,152) (1,290,165)
Net increase (decrease) .......................... 562,430 $6,463,302 (40,767) $(441,753)
Advisor Class
Advisor Class Shares:
Six Months ended November 30, 2020
Shares sold ................................... 13,315,139 $147,927,699 290,919 $3,211,791
Shares issued in reinvestment of distributions .......... 1,124,524 12,522,830 28,419 314,170
Shares redeemed ............................... (9,979,871) (110,741,485) (218,245) (2,407,751)
Net increase (decrease) .......................... 4,459,792 $49,709,044 101,093 $1,118,210
Year ended May 31, 2020
Shares sold ................................... 29,033,470 $323,384,128 495,722 $5,462,282
Shares issued in reinvestment of distributions .......... 2,198,640 24,498,557 56,097 617,946
Shares redeemed ............................... (27,789,030) (300,880,896) (420,104) (4,628,239)
Net increase (decrease) .......................... 3,443,080 $47,001,789 131,715 $1,451,989
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:
For the period ended November 30, 2020, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, Franklin California High Yield Municipal Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Gross effective investment management fee rate ........ 0.460% 0.563%
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended November 30, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2021.
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.15% 0.15%
Compensation Plans:
Class C ............................... 0.65% —%
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $16,291 $1,898
CDSC retained ........................... $73,771 $—
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Transfer agent fees ........................ $388,314 $26,876
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended November 30, 2020, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended November 30, 2020, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At May 31, 2020, the capital loss carryforwards were as follows:
At November 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond workout expenditures .
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Purchases .............................. $63,960,000 $23,500,000
Sales .................................. $59,350,000 $8,000,000
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 83,223,344 $ 4,845,143
Long term ............................. 27,539,844 10,232,093
Total capital loss carryforwards ............ $110,763,188 $15,077,236
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
a a a
Cost of investments ....................... $2,658,223,950 $184,790,346
Unrealized appreciation ..................... $382,964,171 $12,400,264
Unrealized depreciation ..................... (28,748,238) (184,094)
Net unrealized appreciation (depreciation) ....... $354,215,933 $12,216,170
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2020, were as follows:
7. Credit Risk and Defaulted Securities
At November 30, 2020, Franklin California High Yield Municipal Fund had 42.8% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally
Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities.
These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
November 30, 2020, the aggregate value of these securities for Franklin California High Yield Municipal Fund and Franklin
Tennessee Municipal Bond Fund was $72,046,885 and $726,163, representing 2.4% and 0.4% respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of
Investments.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Franklin
California High
Yield Municipal
Fund
Franklin
Tennessee
Municipal Bond
Fund
Purchases .............................. $272,076,053 $29,402,052
Sales .................................. $120,393,591 $32,091,323

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
 Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2020, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At November 30, 2020, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
10. Credit Facility
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin Municipal Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MUN S 01/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Municipal Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.
N/A

Item 5.  Audit Committee of Listed Registrants.      N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.  During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUNICIPAL SECURITIES TRUST

By ___S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  January 26, 2021

By ___S\ROBERT G. KUBILIS______________________

Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date  January 26, 2021